Shareholders equity - Treasury shares (Details) - BRL (R$)	3 Months Ended	9 Months Ended
	Mar. 31, 2026	Sep. 30, 2026	Sep. 30, 2025
Disclosure of classes of share capital [line items]
Balance, Beginning of the period	28,208,827	28,208,827	24,875,787
Exercised	(372,160)	(356,734)
Repurchase	3,705,200	4,704,800
Treasury Stock, Number of Shares		32,556,893
Weighted Average Price Per Share, Treasury Shares	R$ 53.57	R$ 53.57	R$ 53.84
Exercised	53.66	53.57
Repurchase	R$ 51.80	42.18
Weighted Average Price Per Share, Treasury Shares		R$ 51.92
Treasury shares	R$ 1,511,146,000	R$ 1,511,146,000	R$ 1,339,197,000
Exercised	(19,969,000)	(19,110,000)
Repurchase	191,918,000	198,445,000	191,918,000
Treasury shares		1,690,481,000
Market Value Of Treasury Shares	1,451,344,000	1,451,344,000	R$ 1,536,826,000
Exercised	(20,251,000)	(18,383,000)
Repurchase	R$ 191,918,000	198,445,000
Market Value Of Treasury Shares		R$ 1,439,015,000